Income and Expenses - Additional Information (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Government grant income	SFr 0.2	SFr 0.3	SFr 0.5	SFr 0.5
Expense from share-based payment related to employees	SFr 1.0